STATEMENTS OF OPERATIONS (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
Revenue
Oil and gas sales	$ 524,881	$ 1,898,134	$ 1,105,401
Management fees		112,000
Total revenues	524,881	2,010,134	1,105,401
Operating expenses:
Lease operating expenses	235,328	604,088	486,784
Production taxes	29,205	88,344	56,079
Depreciation and amortization	49,960	117,725	50,410
General and administrative expenses	511,186	1,588,894	1,065,015
Total operating expenses	825,679	2,399,051	1,658,288
Loss from operations	(300,798)	(388,917)	(552,887)
Other income (expense)
Other Income		22,000
Interest income		3,014	2,437
Interest expense		(4,837)
Total other income		20,177	2,437
Loss from continuing operations before income taxes	(300,798)	(368,740)	(550,450)
Income taxes
Net loss from continuing operations	(300,798)	(368,740)	(550,450)
Discontinued operations
Income from operations of discontinued property			27,741
Gain on disposal of property		127,478
Income from discontinued operations		127,478	27,741
Net loss	$ (300,798)	$ (241,262)	$ (522,709)
Net loss from continuing operations	$ (0.04)	$ (0.03)	$ (0.06)
Net income from discontinued operations
Basic and diluted		$ 0.01	$ 0.00
Net loss per common share
Basic and diluted	$ (0.04)	$ (0.02)	$ (0.06)
Weighted average number of common shares
Basic and diluted	8,539,160	11,306,667	9,222,607